CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)	CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY)
The parent company financial statements for Waldencast plc should be read in conjunction with the Company’s Consolidated Financial Statements and the accompanying notes thereto. For purposes of this condensed financial information, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of its subsidiaries’ net assets (similar to presenting them on the equity method). Waldencast has no material operations of its own and conducts substantially all of its activities through its wholly owned subsidiaries. Waldencast has no significant assets or liabilities other than derivative warrant liabilities, note payable, and cash, most expenditures paid by Waldencast are allocated to its subsidiaries. Waldencast Finco Limited, a wholly-owned indirect subsidiary of Waldencast, is the borrower under the 2022 Credit Agreement. The terms and conditions of the 2022 Credit Agreement (see “Note 7. Debt” for definition) limit the ability of Waldencast’s wholly owned subsidiaries to make certain distributions or dividends, subject to a number of enumerated exceptions. Due to the aforementioned restrictions, substantially all of the Successor period net assets of Waldencast’s subsidiaries are restricted. Since the restricted net assets of consolidated subsidiaries exceed 25% of the consolidated net assets of the Company and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X. This information should be read in conjunction with the accompanying Consolidated Financial Statements.
The following condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, Waldencast’s investment in its subsidiaries is presented under the equity method of accounting.

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)
	As of December 31, 2024	As of December 31, 2023
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$472	$419
Intercompany receivable	37,431	51,964
Total current assets	37,903	52,383
Investment in subsidiary	697,885	745,537
TOTAL ASSETS	$735,788	$797,920

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
Note payable	$830	$—
Derivative warrant liabilities	5,021	28,647
TOTAL LIABILITIES	5,851	28,647

SHAREHOLDERS’ EQUITY:
Class A ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 112,026,440 and 101,228,857 outstanding as of December 31, 2024 and December 31, 2023, respectively	11	9
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized; and 10,666,528 and 20,847,553 outstanding as of December 31, 2024 and December 31, 2023, respectively	1	2
Additional paid-in capital	951,260	871,527
Accumulated deficit	(289,204)	(246,761)
Accumulated other comprehensive income (loss)	251	(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	662,319	624,626
Noncontrolling Interest	67,618	144,647
TOTAL SHAREHOLDERS’ EQUITY	729,937	769,273
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$735,788	$797,920

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars, except share and per share data)
	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022
Net revenue	$—	$—	$—
Selling, general and administrative	18,393	1,259	—
Total operating loss	(18,393)	(1,259)	—
Other expense (income):
Interest expense (income), net	24	(14)	19
Change in fair value of derivative warrant liabilities	(23,627)	10,337	6,793
Income (loss) before income taxes	5,209	(11,582)	6,812
Income tax benefit	—	—	—
Income (loss) before equity in undistributed earnings of subsidiaries	5,209	(11,582)	6,812
Equity in undistributed earnings of subsidiaries	(47,652)	(78,399)	(102,379)
Net loss	(42,443)	(89,981)	(95,567)
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	393	(122)	(29)
Comprehensive loss	$(42,050)	$(90,103)	$(95,596)

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENTS OF CASH FLOW
(In thousands of U.S. dollars)
	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(42,443)	$(89,981)	$(95,567)
Adjustments to reconcile net loss to net cash
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	47,652	78,399	102,379
Change in fair value of derivative warrant liabilities	(23,627)	10,337	(6,793)
Net cash (used in) provided by operating activities	(18,417)	(1,245)	19
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	—	—	6,400
Net cash provided by investing activities	—	—	6,400
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	—	70,000	—
Payment of PIPE transaction costs	—	(1,069)	—
Proceeds from note payable	1,632	—	—
Repayment of note payable	(1,770)	—	—
Tax refund (withholding)	558	(1,204)	—
Transfers from subsidiaries	32,750	30,575	6,000
Transfers to subsidiaries	—	(66,250)	(300)
Expenses paid on behalf of subsidiaries	(14,700)	(33,603)	(8,982)
Net cash provided by (used in) financing activities	18,470	(1,551)	(3,282)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	53	(2,796)	3,137
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	419	3,215	78
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - End of period	$472	$419	$3,215